Earnings Per Share	6 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [Abstract]
Earnings Per Share	Earnings Per Share
Basic earnings per share
Basic EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

	Six Months Ended December 31
	2021 £’000	2020 £’000
Profit for the year, attributable to equity holders of the company	35,951	14,507

	Six Months Ended December 31
	2021	2020
Weighted average number of shares outstanding	55,911,086	54,831,134
Earnings per share - basic (£)	0.64	0.26
Diluted earnings per share
Diluted EPS is calculated by dividing the profit for the period attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33 "Earnings Per Share", the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	Six Months Ended December 31
	2021 £’000	2020 £’000
Profit for the year, attributable to equity holders of the company	35,951	14,507

	Six Months Ended December 31
	2021	2020
Weighted average number of shares outstanding	55,911,086	54,831,134
Diluted by: options in issue and contingently issuable shares	1,968,943	2,019,156
Weighted average number of shares outstanding (diluted)	57,880,029	56,850,290
Earnings per share - diluted (£)	0.62	0.26